Significant Accounting Policies - Creations and Redemptions of Shares (Detail) $ in Thousands	12 Months Ended
	Sep. 30, 2017 USD ($) shares
Activity in Number of Shares Issued and Outstanding:
Creations | shares	220,000
Redemptions | shares	(100,000)
Net change in number of Shares Issued and Outstanding | shares	120,000
Activity in Value of Shares Issued and Outstanding:
Creations | $	$ 26,550	[1]
Redemptions | $	(11,840)	[1]
Net change in value of Shares Issued and Outstanding | $	$ 14,710
SPDR Long Dollar Gold Trust [Member]
Activity in Number of Shares Issued and Outstanding:
Creations | shares	220,000
Redemptions | shares	(100,000)
Net change in number of Shares Issued and Outstanding | shares	120,000
Activity in Value of Shares Issued and Outstanding:
Creations | $	$ 26,550	[1]
Redemptions | $	(11,840)	[1]
Net change in value of Shares Issued and Outstanding | $	$ 14,710

[1]	No comparative has been provided as operations commenced on January 27, 2017. See Note 1.